Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate informationBCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a communications company providing wireless, wireline, Internet, streaming services, and television (TV) services to residential, business and wholesale customers in Canada through our Bell Communication and Technology Services (Bell CTS) segment. Our Bell Media segment provides a portfolio of assets in premium video, audio, out-of-home (OOH) advertising, and digital media to customers nationally across Canada. The consolidated financial statements (financial statements) were approved by BCE’s board of directors on March 6, 2025.